Short-Term Borrowings And Lines Of Credit (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Short Term Borrowings And Lines Of Credit [Line Items]
Current maturities of long-term debt	$ 291	$ 522
Commercial paper	2,261	1,938
Payable to banks	1	5
Total	$ 2,553	$ 2,465
Interest rate for weighted-average short-term borrowings at year end	0.20%	0.20%
Five-year revolving credit facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity		$ 3,500
Line of credit facility, amount outstanding	$ 0	0
Four-year revolving credit facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,750